Costs and Estimated Earnings on Uncompleted Contracts - Narrative (Detail) (USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Uncompleted Contracts [Line Items]
Unbilled contract retainage amount	$ 50.5	$ 25.1